Interest-Bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2020
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Interest-Bearing Loans and Borrowings
17	INTEREST-BEARING LOANS AND BORROWINGS

	Maturity date	Interest rate	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Guaranteed loans	11 January 2020	1.50%	—	989
Credit loans	6 November 2020	LIBOR+2.70%(i)	—	126
Guaranteed loans	6 December 2020	EURIBOR +3.80%(ii)	—	3,126
Credit loans	4 January 2021	1.80%	626	—
Guaranteed loans	13 January 2021	1.50%	1,015	—
Credit loans	18 January 2021(iii)	2.50%	—	523
Guaranteed loans	9 March 2022	EURIBOR+3.00%(iv)	883	—
Guaranteed loans	8 September 2023	3.10%	2,648	—
Credit loans	25 June 2024	3.08%	2,444	2,515
Credit loans	16 September 2024	3.30%	5,611	5,999
Credit loans	27 September 2024	USD LIBOR+1.00%(v)	6,329	6,767

Total			19,556	20,045

(i)	2.70% when LIBOR is negative.

(ii)	3.80% when EURIBOR is negative.

(iii)	The loan has been repaid in advance.

(iv)	3.00% when EURIBOR is negative.

(v)	1.00% when USD LIBOR is negative.